COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Lease Commitments

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended December 31,	RMB	US$
2014	95,125	15,714
2015	51,219	8,461
2016	28,686	4,738
2017	25,320	4,182
2018	25,726	4,250
Thereafter	69,005	11,399
	295,081	48,744

Schedule of Future Minimum Capital Commitments

As of December 31, 2013, future minimum capital commitments under non-cancelable construction contracts were as follows:

Year ended December 31,	RMB	US$
2014	33,445	5,525
2015	4,060	671
2016	6,668	1,101
2017	-	-
2018 and thereafter	-	-
	44,173	7,297